UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 117.3%
Corporate – 5.4%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$5,000	$5,582,300
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,136,070
United Water of New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,105,360

		7,823,730

County/City/Special District/School District – 12.7%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC),
4.50%, 8/01/33	750	789,825
City of Perth Amboy New Jersey, GO, CAB, Refunding, (AGM),
5.00%, 7/01/35	1,250	1,335,100
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,000	1,159,990
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	1,060	1,151,245
4.00%, 3/01/30	1,060	1,145,807
4.00%, 3/01/31	1,200	1,292,772
Edgewater Borough Board of Education, GO, Refunding (AGM):
4.25%, 3/01/34	300	329,037
4.25%, 3/01/35	300	328,839
4.30%, 3/01/36	300	329,574
Essex County Improvement Authority, Refunding RB, AMT (NPFGC),
4.75%, 11/01/32	1,000	1,061,070
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.18%, 12/15/32(a)	1,000	444,030
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	277,892
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,109,310
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	1,400	1,553,608
Monmouth County Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	5	5,015
5.25%, 12/01/15	5	5,014
5.00%, 12/01/17	5	5,012
5.00%, 12/01/18	5	5,011
5.00%, 12/01/19	5	5,010
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM),
5.00%, 9/15/21	1,000	1,098,190
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC),
4.38%, 1/01/37	3,600	3,629,556
Union County Improvement Authority, RB, Family Court Building Project,
4.00%, 5/01/37	1,425	1,465,185

		18,526,092

Education – 22.5%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,600	1,803,776
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (b)	1,185	1,249,251
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,805	4,194,556
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,895	2,987,582
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,123,310
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,297,838
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	4,018,603
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,971,859
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,582,935
William Paterson University, Series C (AGC), 4.75%, 7/01/34	1,115	1,201,100
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.50%, 12/01/28	1,170	1,233,332
4.50%, 12/01/29	1,550	1,617,441
4.63%, 12/01/30	1,475	1,546,567
New Jersey Institute of Technology, RB, Series A,
5.00%, 7/01/42	1,900	2,174,702
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	572,160
5.50%, 12/01/19	1,145	1,149,248
5.50%, 12/01/20	1,130	1,134,091

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC) (concluded):
5.50%, 12/01/21	$865	$868,131

		32,726,482

Health – 10.2%
New Jersey Health Care Facilities Financing Authority, RB:
Kennedy Health System, 5.00%, 7/01/42	140	154,379
Meridian Health, Series I (AGC), 5.00%, 7/01/38	725	781,673
Meridian Health, Series II (AGC), 5.00%, 7/01/38	990	1,067,388
Meridian Health, Series V (AGC), 5.00%, 7/01/38	965	1,040,434
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,111,230
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,352,703
Barnabas Health, Series A, 5.00%, 7/01/24	1,820	2,101,172
Barnabas Health, Series A, 5.63%, 7/01/32	440	499,224
Barnabas Health, Series A, 5.63%, 7/01/37	1,200	1,353,396
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,488,579
Meridian Health System Obligation, 5.00%, 7/01/25	300	349,344
Meridian Health System Obligation, 5.00%, 7/01/26	2,130	2,459,980

		14,759,502

Housing – 8.8%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	3,350	3,480,951
M/F Housing, 4.55%, 11/01/43	1,425	1,484,152
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	400	405,396
S/F Housing, Series AA, 6.50%, 10/01/38	505	524,634
S/F Housing, Series B, 4.50%, 10/01/30	2,805	3,057,085
Series A AMT (NPFGC), 4.90%, 11/01/35	820	825,740
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, AMT:
S/F Housing, Series T, 4.70%, 10/01/37	465	478,941
Series 2, 4.60%, 11/01/38	1,370	1,383,659
Series 2, 4.75%, 11/01/46	1,205	1,214,580

		12,855,138

State – 27.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.60%, 11/01/23(a)	6,725	5,129,561
Election of 2005, Series A, 5.80%, 11/01/15(b)	2,605	2,950,293
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 3.07%, 7/01/21(a)	2,325	1,812,756
Cigarette Tax (Radian), 5.50%, 6/15/14(b)	225	238,163
Cigarette Tax (Radian), 5.75%, 6/15/14(b)	785	833,128
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,248,820
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	3,500	3,659,180
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,500	8,909,700
School Facilities Construction (AGC), 6.00%, 12/15/18(b)	375	481,939
School Facilities Construction (AGC), 6.00%, 12/15/34	825	982,501
School Facilities Construction, Series KK, 5.00%, 3/01/29	685	796,415
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,430	1,627,597
School Facilities, Series U, 5.00%, 9/01/37	3,000	3,271,800
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	1,000	1,090,600
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	355	406,613
5.00%, 6/15/28	910	1,031,003
5.00%, 6/15/29	1,195	1,342,881
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,862,892
5.50%, 3/01/22	1,050	1,282,523
State of New Jersey, COP, Equipment Lease Purchase, Series A,
5.25%, 6/15/27	500	566,115

		39,524,480

2	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco – 1.0%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13(b)	$1,500	$1,508,730

Transportation – 21.3%
Delaware River Port Authority, RB, Series D:
5.05%, 1/01/35	1,430	1,611,467
(AGM), 5.00%, 1/01/40	1,500	1,674,300
Delaware River Port Authority, Refunding RB, Port District Project:
5.00%, 1/01/26	700	801,542
5.00%, 1/01/27	525	596,951
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC),
0.00%, 1/01/15(c)	3,005	2,892,643
New Jersey State Turnpike Authority, Refunding RB, Series A:
5.00%, 1/01/31	1,500	1,711,470
5.00%, 1/01/35	700	788,494
(AGM), 5.25%, 1/01/29	2,000	2,573,760
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.44%, 12/15/32(a)	4,750	2,006,353
CAB, Series C (AMBAC), 4.63%, 12/15/35(a)	2,760	979,828
Series A, 6.00%, 6/15/35	2,000	2,442,620
Series A (AGC), 5.63%, 12/15/28	780	930,719
Series B, 5.50%, 6/15/31	730	865,904
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A (AGM),
5.25%, 12/15/20	4,250	5,279,095
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,236,330
JFK International Air Terminal, 6.00%, 12/01/42	1,500	1,756,290
Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT,
5.75%, 11/01/30	2,000	2,327,100
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	200	231,428
5.00%, 11/01/29	200	230,538

		30,936,832

Utilities – 8.2%
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	1,000	1,083,030
Jersey City Municipal Utilities Authority, Refunding RB (AMBAC),
6.25%, 1/01/14	945	974,843
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC),
5.13%, 8/01/20(d)	1,710	2,155,096
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(a):
3.72%, 9/01/26	4,100	2,508,995
3.99%, 9/01/29	2,750	1,442,265
4.23%, 9/01/33	2,350	1,003,168
Union County Utilities Authority, Refunding RB, Series A:
New Jersey Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,155	2,470,341
Resource Recovery Facility, Covanta Union, AMT, 5.25%, 12/01/31	200	223,398

		11,861,136

Total Municipal Bonds in New Jersey		170,522,122

Guam – 1.4%
State – 1.4%
Government of Guam Business Privilege Tax Revenue, RB, Series A,
5.13%, 1/01/42	1,600	1,785,296
Territory of Guam, RB, Series B-1,
5.00%, 1/01/37	275	304,736

Total Municipal Bonds in Guam		2,090,032

Puerto Rico – 10.9%
Health – 2.9%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A,
6.13%, 11/15/30	4,220	4,236,964

State – 6.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C,
6.00%, 7/01/39	1,350	1,395,481
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A(a):
(AMBAC), 6.50%, 7/01/37	2,250	479,228
(NPFGC), 6.12%, 7/01/30	2,750	976,855
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.50%, 8/01/42	700	736,575
6.00%, 8/01/42	1,000	1,094,560
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.64%, 8/01/41(a)	6,000	1,247,220

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
First Sub-Series A-1, 5.25%, 8/01/43	$800	$835,312
First Sub-Series C (AGM), 5.13%, 8/01/42	2,380	2,519,325

		9,284,556

Transportation – 0.9%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC),
5.50%, 7/01/31	1,185	1,310,646

Utilities – 0.7%
Puerto Rico Electric Power Authority, RB, Series XX,
5.75%, 7/01/36	1,000	1,033,090

Total Municipal Bonds in Puerto Rico		15,865,256

Total Municipal Bonds – 129.6%		188,477,410

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)
New Jersey – 24.8%
Education – 3.1%
Rutgers State University of New Jersey, Refunding RB, Series F,
5.00%, 5/01/39	4,003	4,608,166

Housing – 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM),
5.00%, 5/01/27	1,980	2,172,159

State – 4.6%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM),
5.75%, 11/01/28	3,300	4,454,307
New Jersey EDA, Refunding RB,
5.00%, 3/01/29(f)	1,919	2,234,577

		6,688,884

Transportation – 11.8%
New Jersey State Turnpike Authority, RB, Series A,
5.00%, 1/01/38(f)	4,100	4,595,731
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36(f)	760	868,331
Port Authority of New York & New Jersey, RB, Consolidated, AMT:
163rd Series, 5.00%, 7/15/39	4,089	4,603,716
169th Series, 5.00%, 10/15/41	4,500	5,054,220
Port Authority of New York & New Jersey, Refunding RB, 152nd Series Consolidated, AMT,
5.25%, 11/01/35	1,829	2,014,790

		17,136,788

Utilities – 3.8%
Union County Utilities Authority, Refunding LRB, Covanta Union, Series A, AMT,
5.25%, 12/01/31	4,930	5,506,761

Total Municipal Bonds in New Jersey		36,112,758

Puerto Rico – 0.4%
State – 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	520	563,383

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 25.2%		36,676,141

Total Long-Term Investments (Cost – $206,743,677) – 154.8%		225,153,551

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00%(g)(h)	1,420,375	1,420,375

Total Short-Term Securities (Cost – $1,420,375) – 1.0%		1,420,375

Total Investments (Cost – $208,164,052*) – 155.8%		226,573,926
Other Assets Less Liabilities – 1.8%		2,571,952
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (13.3)%		(19,305,674)
VRDP Shares, at Liquidation Value – (44.3)%		(64,400,000)

Net Assets Applicable to Common Shares – 100.0%		$145,440,204

4	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$189,367,264

Gross unrealized appreciation	$19,081,603
Gross unrealized depreciation	(1,169,759)

Net unrealized appreciation	$17,911,844

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 6/15/19 to 9/01/20, is $5,098,922.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF New Jersey Municipal Money Fund	1,036,548	383,827	1,420,375	$3

(h) Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Financial Guaranty
	RB	Revenue Bonds
	S/F	Single-Family

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(70)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$9,335,156	$(138,998)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$225,153,551	–	$225,153,551
Short-Term Securities	$1,420,375	–	–	1,420,375

Total	$1,420,375	$225,153,551	–	$226,573,926

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(138,998)	–	–	$(138,998)

[2]	Derivative financial instruments are financial futures contracts which are valued at unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$92,000	–	—	$92,000
Liabilities:
TOB trust certificates	–	$(19,294,818)	–	(19,294,818)
VRDP shares	–	(64,400,000)	–	(64,400,000)

Total	$92,000	$(83,694,818)	–	$(83,602,818)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 24, 2013